Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 35.4%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 3.5850%, 9/15/34 (144A)‡	$2,890,000	$2,822,703
ACC Auto Trust 2021-A A, 1.0800%, 4/15/27 (144A)	431,388	425,425
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	2,123,073	2,100,267
ACM Auto Trust 2022-1A A, 3.2300%, 4/20/29 (144A)	1,522,500	1,518,153
Affirm Asset Securitization Trust 2021-A A, 0.8800%, 8/15/25 (144A)	969,821	964,375
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	1,402,000	1,325,881
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	185,786	180,917
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	164,142	157,213
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	741,460	671,327
ARES CLO Ltd 2021-60A A,
ICE LIBOR USD 3 Month + 1.1200%, 3.8603%, 7/18/34 (144A)‡	491,000	467,863
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	2,626,775	2,547,818
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	1,138,802	1,107,108
Avis Budget Rental Car Funding AESOP LLC 2017-2A D, 4.5600%, 3/20/24 (144A)	3,234,000	3,219,871
Barclays Commercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.9750%, 3.7927%, 8/15/36 (144A)‡	430,000	420,185
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 4.7434%, 4/15/37 (144A)‡	3,717,000	3,691,475
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 3.7380%, 10/15/36 (144A)‡	3,746,157	3,697,750
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 3.8980%, 10/15/36 (144A)‡	850,000	835,242
BX Commercial Mortgage Trust 2021-21M A,
ICE LIBOR USD 1 Month + 0.7300%, 3.5480%, 10/15/36 (144A)‡	2,508,000	2,395,140
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 3.6180%, 2/15/36 (144A)‡	1,598,000	1,523,290
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 3.6180%, 2/15/36 (144A)‡	1,817,000	1,731,260
BX Commercial Mortgage Trust 2021-VOLT F,
ICE LIBOR USD 1 Month + 2.4000%, 5.2177%, 9/15/36 (144A)‡	3,235,000	3,054,361
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	919,698	908,764
CBAM CLO Management 2019-11RA A2,
ICE LIBOR USD 3 Month + 1.5000%, 4.2099%, 1/20/35 (144A)‡	4,325,000	4,063,519
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	2,221,256	1,944,577
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	815,007	695,564
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	12,597,000	12,173,127
Chase Auto Credit Linked Notes 2020-1 B, 0.9910%, 1/25/28 (144A)	1,059,101	1,046,833
Chase Auto Credit Linked Notes 2020-2 B, 0.8400%, 2/25/28 (144A)	608,234	598,350
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	1,283,562	1,250,962
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	996,391	966,517
Chesapeake Funding II LLC 2019-2A, 2.7100%, 9/15/31 (144A)	2,858,000	2,829,233
CIFC Funding Ltd 2016-1A BRR,
ICE LIBOR USD 3 Month + 1.7000%, 4.4317%, 10/21/31 (144A)‡	1,278,000	1,207,617
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 2.7840%, 1/23/35 (144A)‡	1,432,000	1,332,341
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	1,293,589	1,215,350
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 3.7177%, 11/15/37 (144A)‡	3,282,205	3,196,420
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 4.1177%, 11/15/37 (144A)‡	1,683,863	1,639,920
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 4.4677%, 11/15/37 (144A)‡	1,690,744	1,633,349
COLEM Mortgage Trust 2022-HLNE A, 2.5430%, 4/12/42 (144A)‡	4,914,000	4,213,669
Conn Funding II LP 2021-A A, 1.0500%, 5/15/26 (144A)	281,805	277,445
Conn Funding II LP 2022-A A, 5.8700%, 12/15/26 (144A)	1,891,092	1,889,543
Connecticut Avenue Securities Trust 2015-C01 1M2,
ICE LIBOR USD 1 Month + 4.3000%, 7.3840%, 2/25/25‡	420,980	430,328
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 5.4840%, 4/25/31 (144A)‡	71,857	71,681
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 5.3840%, 8/25/31 (144A)‡	33,216	33,140
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 5.2340%, 9/25/31 (144A)‡	527,547	526,327
Connecticut Avenue Securities Trust 2019-R06,
ICE LIBOR USD 1 Month + 2.1000%, 5.1840%, 9/25/39 (144A)‡	228,902	228,249
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 5.1840%, 10/25/39 (144A)‡	5,550	5,514

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 4.2807%, 11/25/41 (144A)‡	$2,548,000	$2,289,959
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 3.9307%, 12/25/41 (144A)‡	951,000	865,507
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 5.4307%, 12/25/41 (144A)‡	1,759,000	1,517,772
Connecticut Avenue Securities Trust 2022-R01 1M2,
US 30 Day Average SOFR + 1.9000%, 4.1807%, 12/25/41 (144A)‡	1,997,000	1,811,878
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 4.3807%, 3/25/42 (144A)‡	2,062,811	2,039,685
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 4.2807%, 3/25/42 (144A)‡	929,368	920,481
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 5.0307%, 5/25/42 (144A)‡	810,808	810,301
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 4.8547%, 7/25/42 (144A)‡	971,221	969,997
Consumer Loan Underlying Bond Credit Trust 2019-P2 C,
4.4100%, 10/15/26 (144A)	474,895	472,508
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	3,271,004	3,232,256
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 3.7980%, 5/15/36 (144A)‡	3,703,000	3,652,264
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 4.2480%, 5/15/36 (144A)‡	4,106,000	4,000,453
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 6.7873%, 4/15/23 (144A)‡	1,562,888	1,507,220
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47 (144A)	4,893,420	4,462,332
DBCCRE Mortgage Trust 2014-ARCP E, 5.0990%, 1/10/34 (144A)‡	4,240,000	3,854,988
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	2,114,000	1,735,326
Diamond Resorts Owner Trust 2021-1A A, 1.5100%, 11/21/33 (144A)	793,401	750,152
Donlen Fleet Lease Funding 2021-2 B, 0.9800%, 12/11/34 (144A)	1,572,000	1,465,032
Donlen Fleet Lease Funding 2021-2 C, 1.2000%, 12/11/34 (144A)	1,471,000	1,365,568
Drive Auto Receivables Trust 2020-1, 2.7000%, 5/17/27	2,511,000	2,441,208
DROP Mortgage Trust 2021-FILE A,
ICE LIBOR USD 1 Month + 1.1500%, 3.9700%, 10/15/43 (144A)‡	3,929,000	3,797,308
Eagle Re Ltd, ICE LIBOR USD 1 Month + 0.9000%, 3.9840%, 1/25/30 (144A)‡	81,826	81,453
Elmwood CLO VIII Ltd 2019-2A AR,
ICE LIBOR USD 3 Month + 1.1500%, 3.8599%, 4/20/34 (144A)‡	740,000	714,113
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	2,895,000	2,876,903
Exeter Automobile Receivables Trust 2020-1A C, 2.4900%, 1/15/25 (144A)	398,062	397,437
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	2,687,000	2,690,369
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	1,081,000	1,017,516
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 4.1980%, 7/15/38 (144A)‡	717,584	688,176
Extended Stay America Trust 2021-ESH E,
ICE LIBOR USD 1 Month + 2.8500%, 5.6680%, 7/15/38 (144A)‡	3,366,282	3,181,857
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 8.0840%, 7/25/25‡	169,291	171,797
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 8.7840%, 4/25/28‡	378,828	397,697
First Investors Auto Owner Trust 2022-1A A, 2.0300%, 1/15/27 (144A)	3,276,850	3,183,921
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	5,659,392	4,688,692
Foursight Capital Auto Receivables Trust 2021-1 B, 0.8700%, 1/15/26 (144A)	2,960,000	2,880,439
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 5.0340%, 10/25/49 (144A)‡	256,846	254,144
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 4.2807%, 12/25/50 (144A)‡	1,205,582	1,196,769
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA2 M2,
ICE LIBOR USD 1 Month + 3.1000%, 6.1840%, 3/25/50 (144A)‡	2,037,387	2,021,890
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 4.8807%, 11/25/50 (144A)‡	1,338,725	1,333,806
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 4.5807%, 8/25/33 (144A)‡	622,000	609,918
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 4.5307%, 8/25/33 (144A)‡	681,000	624,503
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA2 M2,
US 30 Day Average SOFR + 2.0500%, 4.3307%, 12/25/33 (144A)‡	2,592,000	2,302,982
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,
US 30 Day Average SOFR + 2.9500%, 5.2307%, 6/25/42 (144A)‡	1,348,938	1,351,980
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 4.3807%, 3/25/42 (144A)‡	964,976	966,022
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 4.5807%, 8/25/42 (144A)‡	801,450	795,443
FREED ABS Trust 2019-2 C, 4.8600%, 11/18/26 (144A)	390,398	390,278
FREED ABS Trust 2021-3FP B, 1.0100%, 11/20/28 (144A)	3,941,736	3,881,917
FREED ABS Trust 2022-2CP B, 4.4900%, 5/18/29 (144A)	6,317,000	6,114,631

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	$4,950,838	$4,128,015
GLS Auto Receivables Issuer Trust 2020-4A B, 0.8700%, 12/16/24 (144A)	434,582	433,906
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 3.8520%, 12/15/36 (144A)‡	5,929,000	5,774,238
Hewlett-Packard Financial Services Company Trust 2020-1A C,
2.0300%, 2/20/30 (144A)	800,000	796,454
Hewlett-Packard Financial Services Company Trust 2020-1A D,
2.2600%, 2/20/30 (144A)	800,000	788,707
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39 (144A)	2,007,519	1,897,204
JP Morgan Mortgage Trust 2019-LTV2, 3.5000%, 12/25/49 (144A)‡	55,918	55,180
KNDL Mortgage Trust 2019-KNSQ A,
ICE LIBOR USD 1 Month + 0.8000%, 3.6180%, 5/15/36 (144A)‡	3,838,000	3,803,344
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	868,348	841,770
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	3,861,645	3,789,891
Lanark Master Issuer PLC, 2.2770%, 12/22/69 (144A)‡	3,150,000	3,141,327
Lendbuzz Securitization Trust 2021-1A A, 1.4600%, 6/15/26 (144A)	1,223,511	1,183,572
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	2,756,637	2,701,971
LendingPoint Asset Securitization Trust 2021-A A, 1.0000%, 12/15/28 (144A)	536,475	534,186
LendingPoint Asset Securitization Trust 2021-B A, 1.1100%, 2/15/29 (144A)	996,209	986,065
LendingPoint Asset Securitization Trust 2022-A A, 1.6800%, 6/15/29 (144A)	2,045,645	2,013,008
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 3.5180%, 3/15/38 (144A)‡	3,554,420	3,419,888
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 3.9180%, 3/15/38 (144A)‡	1,980,685	1,879,513
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 4.1406%, 5/15/39 (144A)‡	2,823,000	2,759,737
Life Financial Services Trust 2022-BMR2 B,
CME Term SOFR 1 Month + 1.7939%, 4.6393%, 5/15/39 (144A)‡	1,059,000	1,027,539
Marlette Funding Trust 2021-3A A, 0.6500%, 12/15/31 (144A)	1,557,770	1,536,353
MED Trust 2021-MDLN C,
ICE LIBOR USD 1 Month + 1.8000%, 4.6180%, 11/15/38 (144A)‡	587,000	559,181
MED Trust 2021-MDLN D,
ICE LIBOR USD 1 Month + 2.0000%, 4.8180%, 11/15/38 (144A)‡	596,000	564,595
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 5.9680%, 11/15/38 (144A)‡	2,647,000	2,488,613
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 6.8180%, 11/15/38 (144A)‡	1,665,000	1,558,409
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 3.2307%, 10/25/51 (144A)‡	1,794,991	1,677,940
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	1,875,488	1,496,282
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	3,388,842	2,814,309
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	1,890,000	1,797,381
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 3.6190%, 4/15/38 (144A)‡	3,182,956	3,079,635
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 4.1690%, 4/15/38 (144A)‡	1,797,068	1,710,249
Neuberger Berman CLO Ltd 2019-33A BR,
ICE LIBOR USD 3 Month + 1.6000%, 4.3403%, 10/16/33 (144A)‡	3,800,000	3,583,305
NMEF Funding LLC 2022-A A2, 2.5800%, 10/16/28 (144A)	3,531,000	3,422,470
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	433,418	399,848
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	917,652	795,749
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	1,072,576	946,965
Oasis Securitization 2021-2A A, 2.1430%, 10/15/33 (144A)	1,666,409	1,619,972
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	2,129,241	2,091,460
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 3.1307%, 10/25/51 (144A)‡	1,970,902	1,833,478
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 3.0332%, 11/25/51 (144A)‡	1,934,124	1,790,006
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	2,010,463	1,664,165
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	3,966,882	3,293,518
OCP CLO Ltd 2015-10A BR2,
ICE LIBOR USD 3 Month + 1.6500%, 4.4163%, 1/26/34 (144A)‡	2,686,000	2,496,752
Octagon Investment Partners 48 Ltd 2020-3A BR,
ICE LIBOR USD 3 Month + 1.6000%, 2.6627%, 10/20/34 (144A)‡	527,000	491,773
Ondeck Asset Securitization Trust LLC 2021-1A A, 1.5900%, 5/17/27 (144A)	1,807,000	1,665,768
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	2,939,379	2,357,143
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	3,999,264	3,296,357
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	1,696,171	1,393,368
Oscar US Funding Trust 2021-1A A3, 0.7000%, 4/10/25 (144A)	2,188,000	2,104,924
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	1,125,888	1,082,803

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Palmer Square Loan Funding 2020-1A A2,
ICE LIBOR USD 3 Month + 1.3500%, 4.3340%, 2/20/28 (144A)‡	$3,093,334	$3,001,697
Pawnee Equipment Receivables 2021-1 A2, 1.1000%, 7/15/27 (144A)	3,536,796	3,387,467
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	1,979,920	1,793,401
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	2,026,472	1,884,351
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	2,579,721	2,499,786
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	1,643,294	1,305,640
Santander Bank Auto Credit-Linked Notes 2021-1A C, 3.2680%, 12/15/31 (144A)	930,130	903,491
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	2,194,651	2,167,109
Santander Consumer Auto Receivables Trust 2020-AA, 1.3700%, 10/15/24 (144A)	14,990	14,980
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	4,581,000	4,354,165
Santander Prime Auto Issuance Notes Trust 2018-A, 5.0400%, 9/15/25 (144A)	471,650	471,708
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37 (144A)	1,289,656	1,202,932
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46 (144A)	1,855,263	1,756,771
Sound Point CLO Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.0800%, 3.7899%, 1/20/32 (144A)‡	2,136,000	2,056,876
SREIT Trust 2021-FLWR D,
ICE LIBOR USD 1 Month + 1.3750%, 4.1930%, 7/15/36 (144A)‡	2,543,000	2,384,854
SREIT Trust 2021-MFP A,
ICE LIBOR USD 1 Month + 0.7308%, 3.5485%, 11/15/38 (144A)‡	3,236,000	3,118,909
Tesla Auto Lease Trust 2020-A, 4.6400%, 8/20/24 (144A)	2,650,000	2,621,152
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	1,050,000	985,249
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	538,000	499,872
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	825,022	806,619
THL Credit Wind River CLO Ltd 2014-1A ARR,
ICE LIBOR USD 3 Month + 1.0500%, 3.7903%, 7/18/31 (144A)‡	5,118,934	4,938,512
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	994,000	946,899
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	819,000	780,192
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	1,109,000	1,050,231
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	2,069,891	2,051,678
TTAN 2021-MHC A, ICE LIBOR USD 1 Month + 0.8500%, 3.6680%, 3/15/38 (144A)‡	1,675,666	1,621,267
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	2,930,000	2,823,403
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	1,448,360	1,152,776
Upstart Securitization Trust 2020-3 A, 1.7020%, 11/20/30 (144A)	81,738	81,605
Upstart Securitization Trust 2021-1 A, 0.8700%, 3/20/31 (144A)	182,982	181,501
Upstart Securitization Trust 2021-3 A, 0.8300%, 7/20/31 (144A)	1,182,252	1,149,686
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	1,773,343	1,712,471
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	576,650	557,770
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	3,995,247	3,849,096
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	3,225,115	3,152,478
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	2,652,000	2,328,844
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 3.7180%, 7/15/39 (144A)‡	1,260,000	1,213,136
Verizon Owner Trust 2019-C, 2.0600%, 4/22/24	8,417,000	8,338,972
Verus Securitization Trust 2020-1, 2.6420%, 1/25/60 (144A)Ç	3,052,787	2,923,098
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 4.6434%, 1/18/37 (144A)‡	1,233,677	1,195,303
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	705,355	664,028
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 2.9832%, 7/25/51 (144A)‡	1,266,377	1,178,484
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $366,325,925)		346,689,556
Bank Loans and Mezzanine Loans– 0.3%
Capital Goods – 0.3%
Zurn Holdings Inc, ICE LIBOR USD 1 Month + 2.2500%, 5.3653%, 10/4/28‡((cost $3,248,868)	3,255,935	3,204,198
Corporate Bonds– 18.5%
Banking – 5.1%
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	3,253,000	3,202,341
BNP Paribas SA, USD SWAP SEMI 30/360 5YR + 5.1500%, 7.3750% (144A)‡,µ	5,148,000	4,869,406
Goldman Sachs Group Inc, SOFR + 0.5380%, 0.6270%, 11/17/23‡	5,881,000	5,845,420
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	6,763,000	6,511,500
Morgan Stanley, 4.1000%, 5/22/23	8,673,000	8,644,292
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8470%, 3.7370%, 4/24/24‡	5,133,000	5,079,165
Nordea Bank Abp, 5.3750%, 9/22/27 (144A)	2,685,000	2,616,889
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	7,497,000	5,518,710
UBS Group AG, USD SWAP SEMI 30/360 5YR + 4.3440%, 7.0000% (144A)‡,µ	5,447,000	5,153,951
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	3,116,000	2,822,215
		50,263,889
Basic Industry – 0.2%
Univar Solutions USA Inc, 5.1250%, 12/1/27 (144A)	1,692,000	1,505,880

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Capital Goods – 1.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.1250%, 8/15/26 (144A)	$4,439,000	$3,696,045
GFL Environmental Inc, 3.7500%, 8/1/25 (144A)	3,989,000	3,649,935
TransDigm Inc, 8.0000%, 12/15/25 (144A)	2,724,000	2,762,708
		10,108,688
Communications – 0.9%
CenturyLink Inc, 7.5000%, 4/1/24	1,450,000	1,493,500
CenturyLink Inc, 5.6250%, 4/1/25	1,053,000	1,021,410
Sprint Communications Inc, 6.0000%, 11/15/22	3,817,000	3,814,404
Sprint Corp, 7.8750%, 9/15/23	2,254,000	2,277,025
		8,606,339
Consumer Cyclical – 2.0%
Amazon.com Inc, 2.7300%, 4/13/24	3,911,000	3,821,040
International Game Technology PLC, 6.5000%, 2/15/25 (144A)	694,000	692,265
International Game Technology PLC, 4.1250%, 4/15/26 (144A)	1,766,000	1,614,053
Lowe's Cos Inc, 3.3500%, 4/1/27	916,000	848,344
Vail Resorts Inc, 6.2500%, 5/15/25 (144A)	3,139,000	3,096,372
VICI Properties LP / VICI Note Co Inc, 3.5000%, 2/15/25 (144A)	8,868,000	8,197,224
Wyndham Destinations Inc, 5.6500%, 4/1/24	1,763,000	1,723,438
		19,992,736
Consumer Non-Cyclical – 2.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
3.5000%, 2/15/23 (144A)	5,132,000	5,074,265
Brunswick Corp, 0.8500%, 8/18/24	6,078,000	5,596,967
HCA Inc, 5.3750%, 2/1/25	1,308,000	1,292,532
HCA Inc, 5.8750%, 2/15/26	684,000	674,771
Horizon Pharma USA Inc, 5.5000%, 8/1/27 (144A)	2,095,000	1,959,579
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
2.5000%, 1/15/27 (144A)	4,222,000	3,607,150
Providence Service Corp, 5.8750%, 11/15/25 (144A)	1,734,000	1,600,333
Tenet Healthcare Corp, 4.6250%, 7/15/24	712,000	688,490
		20,494,087
Electric – 0.1%
NextEra Energy Operating Partners LP, 4.2500%, 7/15/24 (144A)	1,229,000	1,176,922
Energy – 0.4%
EQT Corp, 5.6780%, 10/1/25	2,371,000	2,356,407
Targa Resources Partners LP / Targa Resources Partners Finance Corp,
6.5000%, 7/15/27	1,643,000	1,623,839
		3,980,246
Finance Companies – 4.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.6500%, 10/29/24	6,559,000	5,992,218
Air Lease Corp, 0.8000%, 8/18/24	3,072,000	2,798,256
Air Lease Corp, 1.8750%, 8/15/26	3,147,000	2,667,018
Ares Capital Corp, 2.8750%, 6/15/27	4,880,000	4,076,716
Avolon Holdings Funding Ltd, 4.2500%, 4/15/26 (144A)	2,351,000	2,108,069
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26 (144A)	3,354,000	2,818,960
Blackstone Private Credit Fund, 4.7000%, 3/24/25	5,609,000	5,308,500
Castlelake Aviation Finance DAC, 5.0000%, 4/15/27 (144A)#	2,999,000	2,549,594
Owl Rock Capital Corp, 3.1250%, 4/13/27 (144A)	4,908,000	3,980,451
SLM Corp, 3.1250%, 11/2/26	5,551,000	4,594,951
Springleaf Finance Corp, 6.8750%, 3/15/25	2,071,000	1,946,429
		38,841,162
Government Sponsored – 0.3%
DAE Funding LLC, 1.5500%, 8/1/24 (144A)	1,642,000	1,500,171
NOVA Chemicals Corp, 4.8750%, 6/1/24 (144A)	1,707,000	1,603,931
		3,104,102
Insurance – 2.1%
Athene Global Funding, 1.7160%, 1/7/25 (144A)	6,009,000	5,492,767
Centene Corp, 4.2500%, 12/15/27	13,752,000	12,578,954
Corebridge Financial Inc, 3.5000%, 4/4/25 (144A)	2,625,000	2,493,593
		20,565,314
Real Estate Investment Trusts (REITs) – 0.3%
Starwood Property Trust Inc, 3.7500%, 12/31/24 (144A)	2,946,000	2,669,812
Total Corporate Bonds (cost $198,046,878)		181,309,177
Mortgage-Backed Securities– 4.5%
Fannie Mae:
4.0000%, TBA, 30 Year Maturity	8,122,124	7,527,528
4.5000%, TBA, 30 Year Maturity	7,420,173	7,060,629
5.0000%, TBA, 30 Year Maturity	4,701,451	4,579,914
		19,168,071
Fannie Mae Pool:
4.0000%, 6/1/49	80,922	76,022

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 11/1/49	$1,297,562	$1,222,060
4.5000%, 1/1/50	1,070,068	1,034,169
4.0000%, 9/1/50	2,014,769	1,892,755
4.0000%, 3/1/51	5,336,408	5,013,238
4.0000%, 3/1/51	102,944	96,710
4.0000%, 3/1/51	49,780	46,883
3.0000%, 3/1/52	1,091,119	952,036
3.0000%, 4/1/52	920,359	803,068
3.0000%, 4/1/52	821,750	716,880
3.5000%, 4/1/52	827,980	748,538
3.5000%, 4/1/52	450,412	406,969
3.5000%, 4/1/52	268,541	242,775
3.5000%, 4/1/52	168,830	152,557
3.5000%, 4/1/52	124,732	112,701
4.0000%, 4/1/52	591,333	552,331
4.5000%, 4/1/52	147,850	140,800
4.5000%, 4/1/52	113,773	108,348
4.5000%, 4/1/52	65,260	62,148
4.5000%, 4/1/52	59,215	56,391
4.5000%, 4/1/52	51,803	49,333
4.5000%, 4/1/52	33,356	31,765
4.5000%, 5/1/52	180,475	171,870
3.5000%, 6/1/52	1,004,652	903,987
4.0000%, 6/1/52	460,388	427,484
4.0000%, 6/1/52	116,689	108,349
3.5000%, 7/1/52	2,993,146	2,710,521
4.0000%, 7/1/52	209,086	194,143
4.5000%, 8/1/52	2,047,876	1,953,056
		20,987,887
Freddie Mac Pool:
4.5000%, 9/1/50	1,995,305	1,928,333
4.0000%, 10/1/50	187,682	176,319
4.5000%, 3/1/52	28,075	26,737
3.5000%, 4/1/52	120,376	108,777
3.5000%, 4/1/52	100,070	90,421
3.5000%, 7/1/52	1,166,804	1,056,668
4.0000%, 7/1/52	459,268	426,448
4.0000%, 8/1/52	517,933	481,198
		4,294,901
Total Mortgage-Backed Securities (cost $46,825,285)		44,450,859
United States Treasury Notes/Bonds– 36.7%
0.1250%, 3/31/23	24,870,000	24,413,402
0.2500%, 4/15/23	8,776,000	8,605,622
0.1250%, 4/30/23	17,062,000	16,680,104
0.1250%, 5/31/23	24,051,000	23,427,177
0.1250%, 6/30/23	60,346,000	58,592,194
0.1250%, 8/31/23	4,619,000	4,447,772
0.3750%, 10/31/23	44,134,000	42,303,128
0.8750%, 1/31/24	12,392,000	11,838,717
1.7500%, 6/30/24	4,521,000	4,328,504
3.0000%, 7/31/24	51,147,000	50,008,180
0.7500%, 11/15/24	9,849,000	9,151,875
1.1250%, 1/15/25	760,000	708,077
1.5000%, 2/15/25	361,000	338,395
1.7500%, 3/15/25	1,442,000	1,357,846
3.0000%, 7/15/25	22,898,700	22,133,025
3.1250%, 8/15/25	12,236,000	11,860,317
2.7500%, 7/31/27	57,388,700	54,039,531
3.1250%, 8/31/27#	14,364,000	13,778,218
2.7500%, 5/31/29	1,453,000	1,345,557
Total United States Treasury Notes/Bonds (cost $370,871,330)		359,357,641
Investment Companies– 6.8%
Money Markets – 6.8%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $66,228,762)	66,223,782	66,230,404
Investments Purchased with Cash Collateral from Securities Lending– 1.6%
Investment Companies – 1.3%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	12,246,500	12,246,500

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.3%
Royal Bank of Canada, 3.0600%, 10/3/22	$3,028,590	$3,028,590
Total Investments Purchased with Cash Collateral from Securities Lending (cost $15,275,090)		15,275,090
Total Investments (total cost $1,066,822,138) – 103.8%		1,016,516,925
Liabilities, net of Cash, Receivables and Other Assets – (3.8)%		(37,315,686)
Net Assets – 100%		$979,201,239

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$966,666,753	95.1%
Ireland	10,919,247	1.1
Cayman Islands	8,177,364	0.8
Canada	8,083,099	0.8
France	8,071,747	0.8
Switzerland	5,153,951	0.5
United Kingdom	3,141,327	0.3
Finland	2,616,889	0.3
Japan	2,104,924	0.2
United Arab Emirates	1,500,171	0.1
Bermuda	81,453	0.0

Total	$1,016,516,925	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 6.8%
Money Markets - 6.8%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$285,044	$(1,175)	$80	$66,230,404
Investments Purchased with Cash Collateral from Securities Lending - 1.3%
Investment Companies - 1.3%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	12,709∆	-	-	12,246,500
Total Affiliated Investments - 8.1%	$297,753	$(1,175)	$80	$78,476,904

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 6.8%
Money Markets - 6.8%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	40,688,230	105,919,310	(80,376,041)	66,230,404
Investments Purchased with Cash Collateral from Securities Lending - 1.3%
Investment Companies - 1.3%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	1,022,250	60,526,602	(49,302,352)	12,246,500

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,406	1/5/23	$288,779,220	$(4,128,993)
Ultra 10-Year Treasury Note	39	12/30/22	4,620,891	(294,182)
Ultra Long Term US Treasury Bond	3	12/30/22	411,000	(37,764)
Total - Futures Long				(4,460,939)
Futures Short:
10 Year US Treasury Note	114	12/30/22	(12,775,125)	644,813
5 Year US Treasury Note	392	1/5/23	(42,143,063)	1,236,101
US Treasury Long Bond	100	12/30/22	(12,640,625)	1,052,344
Total - Futures Short				2,933,258
Total				$(1,527,681)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2022

Futures contracts:
Average notional amount of contracts - long	$275,586,132
Average notional amount of contracts - short	50,449,809

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2022 is $408,321,775, which represents 41.7% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$346,689,556	$-
Bank Loans and Mezzanine Loans	-	3,204,198	-
Corporate Bonds	-	181,309,177	-
Mortgage-Backed Securities	-	44,450,859	-
United States Treasury Notes/Bonds	-	359,357,641	-
Investment Companies	-	66,230,404	-
Investments Purchased with Cash Collateral from Securities Lending	-	15,275,090	-
Total Investments in Securities	$-	$1,016,516,925	$-
Other Financial Instruments(a):
Futures Contracts	2,933,258	-	-
Total Assets	$2,933,258	$1,016,516,925	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$4,460,939	$-	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70290 11-22